Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-FL11

Commercial Mortgage Pass-Through Certificates, Series 2017-FL11

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

16 October 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
383 Madison Avenue
New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-FL11 Commercial Mortgage Pass-Through Certificates, Series 2017-FL11 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans and Mezzanine Loans (as defined in Attachment A), which contain various source documents (the “Source Documents”) relating to the Mortgage Loans, Mezzanine Loans and Mortgaged Properties (as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-FL11 securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 October 2017

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-FL11 (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of two pools of mortgage loans:
i.	A pool of seven floating rate mortgage loans (the “Pooled Mortgage Loans”) and
ii.	A pool consisting of one subordinate interest in a floating rate mortgage loan (“Pool 2,” the “B-Note” or “Park Hyatt Beaver Creek Mortgage Loan,” together with the Pooled Mortgage Loans, the “Mortgage Loans”), in each case secured by first liens on commercial real estate properties (the “Mortgaged Properties”),

c.	With respect to the Park Hyatt Beaver Creek Mortgage Loan, there exists a corresponding senior note (the “Senior Companion Loan,” together with the Park Hyatt Beaver Creek Mortgage Loan, the “Park Hyatt Beaver Creek Whole Loan”) which is senior to the Park Hyatt Beaver Creek Mortgage Loan and will not be an asset of the Issuing Entity,
d.	All of the Pooled Mortgage Loans have related senior mezzanine loans (each, a “Mezzanine A Loan”) and
e.	With respect to one of the Pooled Mortgage Loans, there also exists a related junior mezzanine loan (the “Mezzanine B Loan,” together with the Mezzanine A Loans, the “Mezzanine Loans”).

For the purpose of the procedures described in this report:

a.	The Park Hyatt Beaver Creek Whole Loan, together with the other Mortgage Loans, are hereinafter referred to as the “Whole Loans” and
b.	Each Whole Loan, together with any related Mezzanine Loan(s), is hereinafter referred to as the “Total Debt associated with each Whole Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

For the Park Hyatt Beaver Creek Mortgage Loan, for the avoidance of doubt:

a.	All references and recalculations related to the first mortgage that are described in this report correspond to the Senior Companion Loan and do not include the B-Note,
b.	All references and recalculations related to the trust that are described in this report correspond to the B-Note and do not include the Senior Companion Loan and
c.	All references and recalculations related to the Whole Loan that are described in this report correspond to the Senior Companion Loan and B-Note, collectively.

Attachment A Page 2 of 14

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgaged Properties, Mortgage Loans, Whole Loans, Senior Companion Loan, Mezzanine Loans, Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property as of the due date of each Whole Loan in October 2017 (the “Reference Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 1 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 1 to Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 14

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information relating to the Mortgaged Properties, Mortgage Loans, Whole Loans, Senior Companion Loan, Mezzanine Loans, Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Term (Excluding Extensions) and
ii.	Original Term (Including Extension Options)

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term (Excluding Extensions) and
c.	Original Term (Including Extension Options)

of each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity and
ii.	Remaining Term (Including Extensions)

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 14

7.	Using the:
a.	First Mortgage Original Balance and
b.	B-Note Original Balance

of each Mortgage Loan and Senior Companion Loan, as applicable, both as shown on the Final Data File, we recalculated the “Whole Loan Original Balance” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	With respect to the Whole Loans and Mezzanine Loans, the applicable Source Documents indicate that the Whole Loans and Mezzanine Loans are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions)” of each Whole Loan and Mezzanine Loan, as shown on the Final Data File, for the interest-only period of each Whole Loan and Mezzanine Loan (the “IO Period”),
b.	Use “0” for the original amortization term of each Whole Loan and Mezzanine Loan (the “Original Amortization Term (Excluding Extensions)”),
c.	Use “0” for the remaining amortization term of each Whole Loan and Mezzanine Loan (the “Remaining Amortization Term”),
d.	Use “0” for the remaining fully extended amortization term of each Whole Loan and Mezzanine Loan (the “Remaining Amortization Term (Including Extensions)”),
e.	Use the “Whole Loan Original Balance” of each Whole Loan and, with respect to the:
i.	Mortgage Loan identified on the Final Data File as “Eagle Hotel Portfolio” (the “Eagle Hotel Portfolio Mortgage Loan”) and
ii.	Mortgage Loan identified on the Final Data File as “Cooper Hotel Portfolio” (the “Cooper Hotel Portfolio Mortgage Loan,” together with the Eagle Hotel Portfolio Mortgage Loan, the “Multiple Property Loans”),

which are each secured by multiple Mortgaged Properties (each, an “Underlying Property”), the “Whole Loan Original Balance” of each related Underlying Property, as shown on the Final Data File, for the:

(a)	Principal balance of each Whole Loan and Underlying Property as of the Reference Date (the “Whole Loan Cut-off Balance”),
(b)	Principal balance of each Whole Loan and Underlying Property as of the “Initial Maturity Date” of each Whole Loan (the “Whole Loan Initial Maturity Balance”) and
(c)	Principal balance of each Whole Loan and Underlying Property as of the “Fully Extended Maturity Date” of each Whole Loan (the ”Whole Loan Final Maturity Balance”),

Attachment A Page 5 of 14

8. (continued)

f.	Use the “First Mortgage Original Balance” of each Pooled Mortgage Loan, Senior Companion Loan and, with respect to the Multiple Property Loans, the “First Mortgage Original Balance” of each related Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of each Pooled Mortgage Loan, Senior Companion Loan and Underlying Property as of the Reference Date (the “First Mortgage Cut-off Balance”),
ii.	Principal balance of each Pooled Mortgage Loan, Senior Companion Loan and Underlying Property as of the “Initial Maturity Date” of each Pooled Mortgage Loan and Senior Companion Loan (the “First Mortgage Initial Maturity Balance”) and
iii.	Principal balance of each Pooled Mortgage Loan, Senior Companion Loan and Underlying Property as of the “Fully Extended Maturity Date” of each Pooled Mortgage Loan and Senior Companion Loan (the ”First Mortgage Final Maturity Balance”),
g.	Use the “Trust Asset Original Balance” of each Mortgage Loan and, with respect to the Multiple Property Loans, the “Trust Asset Original Balance” of each related Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of each Mortgage Loan and Underlying Property as of the Reference Date (the “Trust Asset Cut-off Balance”),
ii.	Principal balance of each Mortgage Loan and Underlying Property as of the “Initial Maturity Date” of each Mortgage Loan (the “Trust Asset Initial Maturity Balance”) and
iii.	Principal balance of each Mortgage Loan and Underlying Property as of the “Fully Extended Maturity Date” of each Mortgage Loan (the ”Trust Asset Final Maturity Balance”),
h.	Use the “Mezzanine A Debt Original Balance” of each Mezzanine A Loan and, with respect to the Multiple Property Loans, the “Mezzanine A Debt Original Balance” of each related Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of each Mezzanine A Loan and Underlying Property as of the Reference Date (the “Mezzanine A Debt Cut-off Balance”),
ii.	Principal balance of each Mezzanine A Loan and Underlying Property as of the “Initial Maturity Date” of each Mezzanine A Loan (the “Mezzanine A Debt Initial Maturity Balance”) and
iii.	Principal balance of each Mezzanine A Loan and Underlying Property as of the “Fully Extended Maturity Date” of each Mezzanine A Loan (the “Mezzanine A Debt Final Maturity Balance”) and
i.	Use the “Mezzanine B Debt Original Balance” of the Mezzanine B Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine B Loan as of the Reference Date (the “Mezzanine B Debt Cut-off Balance”),
ii.	Principal balance of the Mezzanine B Loan as of the “Initial Maturity Date” of the Mezzanine B Loan (the “Mezzanine B Debt Initial Maturity Balance”) and
iii.	Principal balance of the Mezzanine B Loan as of the “Fully Extended Maturity Date” of the Mezzanine B Loan (the “Mezzanine B Debt Final Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 14

9.	Using the “Trust Asset Cut-off Balance” of each Pooled Mortgage Loan and related Underlying Property, we recalculated the “% of Collateral Group Balance” of each Pooled Mortgage Loan and related Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the “Trust Asset Cut-off Balance” of the Park Hyatt Beaver Creek Mortgage Loan, we recalculated the “% of Collateral Group Balance” of the Park Hyatt Beaver Creek Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mezzanine A Debt Original Balance,
b.	Mezzanine B Debt Original Balance,
c.	Mezzanine A Debt Cut-off Balance,
d.	Mezzanine B Debt Cut-off Balance,
e.	Mezzanine A Debt Initial Maturity Balance,
f.	Mezzanine B Debt Initial Maturity Balance,
g.	Mezzanine A Debt Final Maturity Balance and
h.	Mezzanine B Debt Final Maturity Balance

of each Mezzanine A Loan, Mezzanine B Loan and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mezzanine Debt Original Balance,
ii.	Mezzanine Debt Cut-off Balance,
iii.	Mezzanine Debt Initial Maturity Balance and
iv.	Mezzanine Debt Final Maturity Balance

of each Mezzanine Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Balance,
d.	Mezzanine Debt Cut-off Balance,
e.	Whole Loan Initial Maturity Balance,
f.	Mezzanine Debt Initial Maturity Balance,
g.	Whole Loan Final Maturity Balance and
h.	Mezzanine Debt Final Maturity Balance

of each Whole Loan, Mezzanine Loan and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Balance,
iii.	Total Debt Initial Maturity Balance and
iv.	Total Debt Final Maturity Balance

of the Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 14

12.	Using the:
a.	Units,
b.	First Mortgage Cut-off Balance,
c.	Whole Loan Cut-off Balance and
d.	Total Debt Cut-off Balance

of each Mortgage Loan, Senior Companion Loan, Whole Loan and Total Debt associated with each Whole Loan, respectively, all as shown on the Final Data File, we recalculated the:

i.	First Mortgage Loan Balance Per Unit,
ii.	Whole Loan Balance Per Unit and
iii.	Total Debt Loan Balance Per Unit

of each Mortgage Loan, Senior Companion Loan, Whole Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in i. through iii. above for the Multiple Property Loan as the corresponding value for each characteristic listed in i. through iii. above for each related Underlying Property.

13.	Using the:
a.	Appraised Value ($),
b.	First Mortgage Cut-off Balance,
c.	Whole Loan Cut-off Balance,
d.	Total Debt Cut-off Balance,
e.	First Mortgage Initial Maturity Balance,
f.	Whole Loan Initial Maturity Balance and
g.	Total Debt Initial Maturity Balance

of each Mortgage Loan, Senior Companion Loan, Whole Loan and Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Cut-off First Mortgage LTV,
ii.	Cut-off Whole Loan LTV,
iii.	Cut-off Total Debt LTV,
iv.	Maturity First Mortgage LTV,
v.	Maturity Whole Loan LTV and
vi.	Maturity Total Debt LTV

of each Mortgage Loan, Senior Companion Loan, Whole Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round each characteristic listed in i. through vi. above to the nearest 1/10th of one percent.

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in i. through vi. above for the Multiple Property Loan as the corresponding value for each characteristic listed in i. through vi. above for each related Underlying Property.

Attachment A Page 8 of 14

14.	Using the:
a.	Original Lockout Payments and
b.	Seasoning

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Remaining Lockout Payments” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	First Mortgage Margin,
b.	B-Note Margin,
c.	First Mortgage Original Balance and
d.	B-Note Original Balance

of each Mortgage Loan and Senior Companion Loan, as applicable, all as shown on the Final Data File, we recalculated the “Whole Loan Margin” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mezzanine A Margin,
b.	Mezzanine B Margin,
c.	Mezzanine A Debt Original Balance and
d.	Mezzanine B Debt Original Balance

of each Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the “Weighted Average Mezzanine Margin” of each Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Whole Loan Margin,
b.	Weighted Average Mezzanine Margin,
c.	Whole Loan Original Balance and
d.	Mezzanine Debt Original Balance

of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 14

18.	Using the:
a.	LIBOR Floor,
b.	LIBOR Rounding Methodology,
c.	First Mortgage Margin,
d.	B-Note Margin,
e.	Whole Loan Margin,
f.	Trust Margin,
g.	Mezzanine A Margin,
h.	Mezzanine B Margin,
i.	Weighted Average Mezzanine Margin and
j.	Total Debt Margin

of each Pooled Mortgage Loan, Senior Companion Loan, B-Note, Whole Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine Loan and Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.240000% that was provided by the Depositor, we recalculated the:

i.	First Mortgage Interest Rate,
ii.	B-Note Interest Rate,
iii.	Whole Loan Interest Rate,
iv.	Trust Interest Rate,
v.	Mezzanine A Loan Interest Rate,
vi.	Mezzanine B Loan Interest Rate,
vii.	Weighted Average Mezzanine Interest Rate and
viii.	Total Debt Interest Rate

of each Pooled Mortgage Loan, Senior Companion Loan, B-Note, Whole Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	LIBOR Cap,
b.	First Mortgage Margin,
c.	B-Note Margin,
d.	Whole Loan Margin,
e.	Trust Margin,
f.	Mezzanine A Margin,
g.	Mezzanine B Margin,
h.	Weighted Average Mezzanine Margin and
i.	Total Debt Margin

of each Pooled Mortgage Loan, Senior Companion Loan, B-Note, Whole Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine Loan and Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	First Mortgage Interest Rate (At LIBOR Cap),
ii.	B-Note Interest Rate (At LIBOR Cap),
iii.	Whole Loan Interest Rate (At LIBOR Cap),
iv.	Trust Interest Rate (At LIBOR Cap),
v.	Mezzanine A Loan Interest Rate (At LIBOR Cap),
vi.	Mezzanine B Loan Interest Rate (At LIBOR Cap),
vii.	Total Mezzanine Interest Rate (At LIBOR Cap) and
viii.	Total Debt Interest Rate (At LIBOR Cap)

Attachment A Page 10 of 14

19. (continued)

of each Pooled Mortgage Loan, Senior Companion Loan, B-Note, Whole Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	First Mortgage Original Balance,
b.	First Mortgage Interest Rate,
c.	First Mortgage Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of each Pooled Mortgage Loan and Senior Companion Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 20., we recalculated the:

i.	Annual First Mortgage Debt Service,
ii.	Monthly First Mortgage Debt Service,
iii.	Annual First Mortgage Debt Service (at LIBOR Cap) and
iv.	Monthly First Mortgage Debt Service (at LIBOR Cap)

of each Pooled Mortgage Loan and Senior Companion Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual First Mortgage Debt Service” of each Pooled Mortgage Loan and Senior Companion Loan as the product of:

i.	The “First Mortgage Original Balance,” as shown on the Final Data File,
ii.	The “First Mortgage Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual First Mortgage Debt Service (at LIBOR Cap)” of each Pooled Mortgage Loan and Senior Companion Loan as the product of:

i.	The “First Mortgage Original Balance,” as shown on the Final Data File,
ii.	The “First Mortgage Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly First Mortgage Debt Service” and “Monthly First Mortgage Debt Service (at LIBOR Cap)” of each Pooled Mortgage Loan and Senior Companion Loan as 1/12th of the “Annual First Mortgage Debt Service” and “Annual First Mortgage Debt Service (at LIBOR Cap),” respectively.

Attachment A Page 11 of 14

21.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of each Whole Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 21., we recalculated the:

i.	Annual Whole Loan Debt Service,
ii.	Monthly Whole Loan Debt Service,
iii.	Annual Whole Loan Debt Service (at LIBOR Cap) and
iv.	Monthly Whole Loan Debt Service (at LIBOR Cap)

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of each Whole Loan as the product of:

i.	The “Whole Loan Original Balance,” as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at LIBOR Cap)” of each Whole Loan as the product of:

i.	The “Whole Loan Original Balance,” as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” and “Monthly Whole Loan Debt Service (at LIBOR Cap)” of each Whole Loan as 1/12th of the “Annual Whole Loan Debt Service” and “Annual Whole Loan Debt Service (at LIBOR Cap),” respectively.

Attachment A Page 12 of 14

22.	Using the:
a.	Total Debt Original Balance,
b.	Total Debt Interest Rate,
c.	Total Debt Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of the Total Debt associated with each Whole Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 22., we recalculated the:

i.	Annual Total Debt Debt Service,
ii.	Monthly Total Debt Debt Service,
iii.	Annual Total Debt Debt Service (at LIBOR Cap) and
iv.	Monthly Total Debt Debt Service (at LIBOR Cap)

of the Total Debt associated with each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service” of the Total Debt associated with each Whole Loan as the product of:

i.	The “Total Debt Original Balance,” as shown on the Final Data File,
ii.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with each Whole Loan as the product of:

i.	The “Total Debt Original Balance,” as shown on the Final Data File,
ii.	The “Total Debt Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service” and “Monthly Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with each Whole Loan as 1/12th of the “Annual Total Debt Debt Service” and “Annual Total Debt Debt Service (at LIBOR Cap),” respectively.

Attachment A Page 13 of 14

23.	Using the:
a.	Underwritten Net Cash Flow ($),
b.	Underwritten NOI ($),
c.	Annual First Mortgage Debt Service,
d.	Annual First Mortgage Debt Service (at LIBOR Cap),
e.	Annual Whole Loan Debt Service,
f.	Annual Whole Loan Debt Service (at LIBOR Cap),
g.	Annual Total Debt Debt Service,
h.	Annual Total Debt Debt Service (at LIBOR Cap),
i.	First Mortgage Cut-off Balance,
j.	Whole Loan Cut-off Balance and
k.	Total Debt Cut-off Balance

of each Pooled Mortgage Loan, Senior Companion Loan, Whole Loan and Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	First Mortgage NCF DSCR,
ii.	First Mortgage NOI DSCR,
iii.	First Mortgage NCF DSCR at LIBOR Cap,
iv.	First Mortgage NOI DSCR at LIBOR Cap,
v.	First Mortgage NCF DY,
vi.	First Mortgage NOI DY,
vii.	Whole Loan NCF DSCR,
viii.	Whole Loan NOI DSCR,
ix.	Whole Loan NCF DSCR at LIBOR Cap,
x.	Whole Loan NOI DSCR at LIBOR Cap,
xi.	Whole Loan NCF DY,
xii.	Whole Loan NOI DY,
xiii.	Total Debt NCF DSCR,
xiv.	Total Debt NOI DSCR,
xv.	Total Debt NCF DSCR at LIBOR Cap,
xvi.	Total Debt NOI DSCR at LIBOR Cap,
xvii.	Total Debt NCF DY and
xviii.	Total Debt NOI DY

of each Pooled Mortgage Loan, Senior Companion Loan, Whole Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in i. through xviii. above for the Multiple Property Loan as the corresponding value for each characteristic listed in i. through xviii. above for each related Underlying Property.

Attachment A Page 14 of 14

24.	Using the:
a.	Largest Tenant Unit Size,
b.	2nd Largest Tenant Unit Size,
c.	3rd Largest Tenant Unit Size,
d.	4th Largest Tenant Unit Size,
e.	5th Largest Tenant Unit Size and
f.	Units

of each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of Total SF,
ii.	2nd Largest Tenant % of Total SF,
iii.	3rd Largest Tenant % of Total SF,
iv.	4th Largest Tenant % of Total SF and
v.	5th Largest Tenant % of Total SF,

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Subservicer Fee,
d.	CREFC Fee,
e.	Trustee & Paying Agent Fee and
f.	Operating Advisor Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	Using the:
a.	Trust Margin and
b.	Admin. Fee %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Asset Net Margin” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site or Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Units	Underwritten Rent Roll, Borrower Rent Roll, Master Lease or Appraisal Report
Unit Type	Underwritten Rent Roll, Borrower Rent Roll, Master Lease or Appraisal Report
Occupancy	Underwritten Rent Roll, Underwriting Summary, Borrower Rent Roll or Master Lease
Occupancy Date	Underwritten Rent Roll, Underwriting Summary, Borrower Rent Roll or Master Lease

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Date (see Note 2)	Phase II Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic PML % (see Note 3)	Seismic Report

Exhibit 1 to Attachment A

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
5th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
5th Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
5th Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel

Exhibit 1 to Attachment A

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

2014 Revenues	Underwriter’s Summary Report
2015 Revenues	Underwriter’s Summary Report
2016 Revenues	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
2014 Total Expenses (see Note 6)	Underwriter’s Summary Report
2015 Total Expenses (see Note 6)	Underwriter’s Summary Report
2016 Total Expenses (see Note 6)	Underwriter’s Summary Report
Most Recent Total Expenses (see Note 6)	Underwriter’s Summary Report
2014 NOI (see Note 6)	Underwriter’s Summary Report
2015 NOI (see Note 6)	Underwriter’s Summary Report
2016 NOI (see Note 6)	Underwriter’s Summary Report
Most Recent NOI (see Note 6)	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report or Underwritten Rent Roll
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($) (see Note 6)	Underwriter’s Summary Report
Underwritten NOI ($) (see Note 6)	Underwriter’s Summary Report
Underwritten Capital Items ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Hotel Operating Information: (see Note 7)

Characteristic	Source Document(s)
2014 ADR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2014 Occupancy %	Underwriter’s Summary Report
2015 ADR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2015 Occupancy %	Underwriter’s Summary Report
2016 ADR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2016 Occupancy %	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
Most Recent Occupancy % (Hotel Only)	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report

Exhibit 1 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Monthly Tax Escrow	Mortgage Loan Agreement, Loan Modification Agreement or Servicer Tape
Monthly Tax Escrow Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Initial Insurance Escrow	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement, Loan Modification Agreement or Servicer Tape
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement, Loan Modification Agreement or Servicer Tape
Replacement Reserves Escrow Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Initial TI/LC Amount	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Monthly TI/LC Reserve	Mortgage Loan Agreement, Loan Modification Agreement or Servicer Tape
TI/LC Reserve Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Initial Debt Service Escrow	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Monthly Debt Service Escrow	Mortgage Loan Agreement, Loan Modification Agreement or Servicer Tape

 Exhibit 1 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrow Description	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Escrow Initial Amount	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Escrow Monthly Amount	Mortgage Loan Agreement, Loan Modification Agreement or Servicer Tape
Other Escrow Monthly Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement

Whole Loan, Mortgage Loan, Senior Companion Loan, B-Note and Mezzanine Loan Information:

Characteristic	Source Document(s)

First Mortgage Original Balance (see Note 8)	Promissory Note, Mortgage Loan Agreement or Loan Modification Agreement
Additional Debt Type(s)	Promissory Note, Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Mezzanine A Debt Original Balance	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Mezzanine B Debt Original Balance	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
B-Note Original Balance	Amended Promissory Note, Mortgage Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note, Mortgage Loan Agreement or Loan Modification Agreement
Payment Day of Month	Mortgage Loan Agreement or Loan Modification Agreement
Payment Date Business Day Convention	Mortgage Loan Agreement or Loan Modification Agreement
First Payment Date (see Notes 9 and 10)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement

Exhibit 1 to Attachment A

Whole Loan, Mortgage Loan, Senior Companion Loan, B-Note and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Initial Maturity Date (see Note 10)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement or Loan Modification Agreement
Extension Options Description	Mortgage Loan Agreement or Loan Modification Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement or Loan Modification Agreement
Extension Spread Increase Description	Mortgage Loan Agreement or Loan Modification Agreement
Mezzanine Extension Spread Increase Description	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Extension Test Description	Mortgage Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date (see Note 10)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement or Loan Modification Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement or Loan Modification Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement or Loan Modification Agreement
Balloon Grace Period Event of Late Fee (see Note 11)	Mortgage Loan Agreement or Loan Modification Agreement
Amortization Type (for Initial Term and Extended Term)	Mortgage Loan Agreement or Loan Modification Agreement
Accrual Basis (see Note 10)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Interest Accrual Period Start (see Note 10)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Interest Accrual Period End (see Note 10)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Interest Rate Adjustment Frequency (see Note 10)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Rounding Methodology (see Note 10)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement

Exhibit 1 to Attachment A

Whole Loan, Mortgage Loan, Senior Companion Loan, B-Note and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Lookback Days	Mortgage Loan Agreement or Loan Modification Agreement
LIBOR Floor (see Note 10)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Cap (see Note 10)	Interest Rate Cap Agreement, Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Cap After Extension	Mortgage Loan Agreement or Loan Modification Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Provider Rating	Bloomberg Screenshots provided by the Depositor
First Mortgage Margin (see Note 8)	Amended Promissory Note, Mortgage Loan Agreement or Loan Modification Agreement
Whole Loan Margin	Amended Promissory Note, Mortgage Loan Agreement or Loan Modification Agreement
Mezzanine A Margin	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Mezzanine B Margin	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
B-Note Margin	Amended Promissory Note, Mortgage Loan Agreement or Loan Modification Agreement
Trust Margin	Amended Promissory Note, Mortgage Loan Agreement or Loan Modification Agreement
Original Lockout Payments	Mortgage Loan Agreement or Loan Modification Agreement
Lockout End Date (see Note 12)	Mortgage Loan Agreement or Loan Modification Agreement
Spread Maintenance	Mortgage Loan Agreement or Loan Modification Agreement
Open Payments	Mortgage Loan Agreement or Loan Modification Agreement
Prepayment String	Mortgage Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement or Loan Modification Agreement
Loan Purpose	Settlement Statement
Borrower Name	Mortgage Loan Agreement or Loan Modification Agreement
Principal / Loan Sponsor	Guaranty Agreement

 Exhibit 1 to Attachment A

Whole Loan, Mortgage Loan, Senior Companion Loan, B-Note and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Ownership Interest	Pro Forma Title Policy or Final Title Policy
Ground Lease Expiration	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Extension Options	Ground Lease Agreement or Ground Lease Abstract
Annual Ground Lease Payment	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Escalation Terms	Ground Lease Agreement or Ground Lease Abstract
Lockbox (Y/N)	Cash Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 13)	Cash Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Cash Management (see Note 14)	Cash Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Lockbox (If applicable)	Cash Management Agreement, Property Management Agreement or Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Partial Collateral Release Description	Mortgage Loan Agreement or Loan Modification Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Assumption Fee	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

1.
2.	The Depositor instructed us to perform procedures on the “Phase II Date” characteristic only for Mortgaged Properties (if any) for which a phase II environmental report Source Document was included in the related loan file. For each Mortgaged Property that does not contain a phase II environmental report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Phase II Date” characteristic.

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics only for Mortgaged Properties (if any) for which a seismic report Source Document was included in the related loan file. For each Mortgaged Property that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the Mortgaged Property described in the succeeding paragraph of this Note 4), all as shown in the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for the Mortgaged Property that secures the Mortgage Loan identified on the Preliminary Data File as “One Westchase Center,” the Depositor instructed us to combine the spaces leased by the tenant identified as “Kongsberg Oil & Gas Technology,” as shown in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

Exhibit 1 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $3 or less.

6.	For the purpose of comparing the:
a.	2014 Total Expenses,
b.	2015 Total Expenses,
c.	2016 Total Expenses,
d.	Most Recent Total Expenses,
e.	2014 NOI,
f.	2015 NOI,
g.	2016 NOI,
h.	Most Recent NOI,
i.	Underwritten Total Expenses ($) and
j.	Underwritten NOI ($)

characteristics for each Whole Loan and Underlying Property (as defined in Item 8. of Attachment A) on the Preliminary Data File with the “Property Type” characteristic as “Hotel,” we were instructed by the Depositor to increase the “total expenses” and decrease the corresponding “NOI” that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

7.	The Depositor instructed us to perform procedures on the “Hotel Operating Information” characteristics only for any Whole Loans and Underlying Properties on the Preliminary Data File with the “Property Type” characteristic as “Hotel.” For each Whole Loan and Underlying Property on the Preliminary Data File for which the “Property Type” characteristic is not “Hotel,” the Depositor instructed us to use “NAP” for the “Hotel Operating Information” characteristics.

8.	For the purpose of comparing the “First Mortgage Original Balance” and “First Mortgage Margin” characteristics for the Park Hyatt Beaver Creek Mortgage Loan, the Depositor instructed us to use the original balance and margin related to the Senior Companion Loan.

9.	For the purpose of comparing the “First Payment Date” characteristic for each Whole Loan on the Preliminary Data File, the Depositor instructed us to assume that the “First Payment Date” is the first payment date after the end of the first full interest accrual period, as shown in the applicable Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

10.	For the purpose of comparing the:
a.	First Payment Date,
b.	Initial Maturity Date,
c.	Fully Extended Maturity Date,
d.	Accrual Basis,
e.	Interest Accrual Period Start,
f.	Interest Accrual Period End,
g.	Interest Rate Adjustment Frequency,
h.	LIBOR Rounding Methodology,
i.	LIBOR Floor and
j.	LIBOR Cap

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for each Whole Loan and any related Mezzanine Loan(s) that is shown in the applicable Source Document(s).

11.	For each Whole Loan, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document, for the “Balloon Grace Period Event of Late Fee” characteristic if the applicable Source Document did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

12.	For the purpose of comparing the “Lockout End Date” characteristic for each Whole Loan, the Depositor instructed us to use the day prior to the first monthly payment date on which the borrower can voluntarily prepay the Whole Loan. For each Whole Loan on the Preliminary Data File with the “Original Lockout Payments” characteristic as “0,” the Depositor instructed us to use “NAP” for the “Lockout End Date” characteristic.

13.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use the following definitions:
a.	Hard – the applicable Source Document(s) currently require tenants to pay rent or other income directly to the lockbox account. For hotel properties, the Mortgage Loan will be considered to have a hard lockbox if credit card companies or credit card clearing banks are required to deposit credit card receivables directly to the lockbox account, even if cash, checks or certain other payments are paid to the borrower or property manager prior to being deposited into the lockbox account and
b.	Springing – no lockbox account is currently in place and the related borrower (or the property manager) is responsible for paying debt service and funding all escrow and reserve accounts; provided, however, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the related borrower is required to implement either a hard lockbox or soft lockbox.

Exhibit 1 to Attachment A

Notes: (continued)

14.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use the following definitions:
a.	In Place – for funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding) generally on a daily basis and
b.	Springing - for funds directed into a hard lockbox or soft lockbox, such funds are generally paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from amounts received; provided, however, in some cases, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the cash management account converts to in-place cash management. Notwithstanding the foregoing, in the event that such triggering events are cured as provided in the applicable Source Document(s), in some cases, the cash management account will revert to springing cash management.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Collateral Group
Property No.
Property Name
Loan or Property
# of Properties
Appraisal Type
Trust Asset Original Balance
Trust Asset Type
Substitution Provision Description
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
CREFC Fee
Trustee & Paying Agent Fee
Operating Advisor Fee
Cash/Pmt Collection Function

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.